Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Prepaid agency fees and commissions	$ 1,553		$ 1,553		$ 2,408
Prepaid foreign withholding taxes	3,542		3,542		2,207
Prepaid insurance	2,719		2,719		313
Contract assets, current portion	903		903		1,173
Licensed programming costs	573		573		497
Security deposits	2,150		2,150
Other	2,775		2,775		2,224
Total	14,215		14,215		$ 8,822
Amortization of intangible assets	300	$ 200	$ 620	$ 393
Amortization Period (years)			1 year 9 months 18 days
Licensed programming costs
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 100	$ 100	$ 200	$ 200